Property, plant and equipment - Summary of Property, Plant and Equipment Leased (Details) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2025		Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets at beginning of period		€ 1,510		€ 1,654
Right-of-use assets at end of period		1,459		1,510	€ 1,654
Right-of-use assets		1,459		1,510	1,654
Lease liabilities		€ 1,739	[1]	1,906	2,030
Cambridge, Massachusetts
Disclosure of detailed information about property, plant and equipment [line items]
Initial lease term		15 years
Gross value (e)
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets at beginning of period		€ 2,613		2,672	2,872
Changes in scope of consolidation		79
Acquisitions and other increases		299		442	247
Disposals and other decreases		(307)		(375)	(314)
Currency translation differences		(181)		89	(58)
Transfers	[2]	(3)		(60)	(75)
Increase (Decrease) Through Reclassification, Property, Plant and Equipment, Right Of Use Assets				(155)
Right-of-use assets at end of period		2,500		2,613	2,672
Right-of-use assets		2,500		2,613	2,672
Accumulated depreciation & impairment
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets at beginning of period		(1,103)		(1,018)	(1,057)
Changes in scope of consolidation					0
Depreciation and impairment charged in the period		(269)		(315)	(292)
Disposals and other decreases		260		183	276
Currency translation differences		71		(30)	21
Transfers	[2]			38	34
Increase (Decrease) Through Reclassification, Property, Plant and Equipment, Right Of Use Assets	[3]			39
Right-of-use assets at end of period		(1,041)		(1,103)	(1,018)
Right-of-use assets		€ (1,041)		€ (1,103)	€ (1,018)

[1]	(a)2025 and 2024 amounts exclude Opella discontinued operations, while 2023 includes them.
[2]	(a)This line also includes the effect of the reclassification of assets (other than Opella assets) to Assets held for sale
[3]	(b)This line comprises the Opella right-of-use assets, reclassified to Assets held for sale as of December 31, 2024 in accordance with IFRS 5 (see Note D.1.).